Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 1,351	$ 809	$ 2,079
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	(17)	17
Interest credited to policyholder account balances	40	(15)
Deferred income taxes	34	(262)	241
Amortization of bond premium and discount	5	15	19
Amortization and write off of deferred charges	15	16	20
Changes in other assets and liabilities
Accrued investment income	(55)	(20)	3
Reinsurance recoverable from affiliate	(167)	(333)	(590)
Premiums receivable	2	(1)	3
Receivable from affiliate and other assets	(2,013)	2,767	3,228
Federal income taxes recoverable from affiliate	(604)	(418)	(835)
Claim and policy benefit reserves - life and health	1,782	3,784	1,546
Payables to affiliates and other liabilities	5,348	(1,821)	59
Net cash provided by operating activities	5,721	4,538	5,773
Cash flows from investing activities:
Purchases of debt securities, available for sale	(4,994)
Proceeds on sale or maturity of debt securities	430	1,268	367
Net cash provided by investing activities	(4,564)	1,268	367
Cash flows from financing activities:
Dividend to parent			(7,000)
Policyholder account deposits	943,662	781,815	719,883
Policyholder account withdrawals	(146,919)	(88,266)	(50,481)
Assets on deposit - deposits	(939,940)	(780,777)	(718,797)
Assets on deposit - withdrawals	146,165	87,895	49,964
Change in bank overdrafts		(1)	(1)
Net cash provided by (used in) financing activities	2,968	666	(6,432)
Change in cash and cash equivalents	4,125	6,472	(292)
Cash and cash equivalents at beginning of year	24,912	18,440	18,732
Cash and cash equivalents at end of year	29,037	24,912	18,440
Supplemental disclosure of cash information:
Net cash paid to affiliate for income taxes	568	498	1,316
Non-cash receipt of securities as capital contribution from parent		$ 20,653